Cover	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity File Number	000-50107
Entity Registrant Name	DAYBREAK OIL AND GAS, INC.
Entity Central Index Key	0001164256
Entity Tax Identification Number	91-0626366
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1101 N. Argonne Road
Entity Address, Address Line Two	Suite A 211
Entity Address, City or Town	Spokane Valley
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99212
City Area Code	(509)
Local Phone Number	232-7674
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	NONE
Entity Emerging Growth Company	false